Mosaic Tax-Free Trust
Annual Report
September 30, 1997

Mosaic Tax-Free Trust
Management's Discussion of Fund Performance
September 30, 1997



Dear Shareholder,

The annual period ended September 30, 1997 was marked by an economy that continued to produce strong growth with very low inflation. Consumer confidence remained at or above record levels while the unemployment rate was at its lowest level in decades (below 5%). At the same time, the consumer and producer price indices remained well behaved, averaging a scant annualized rate of 2.3% and .06% respectively over the last 12 months.

The "steady growth without inflation" theme was just the recipe for lower interest rates during the period. The 30-year generic municipal bond yield fell .30% from 5.55% on September 30, 1996 to 5.25% on September 30, 1997. The 2-year generic municipal bond yield had a .10% decline from 4% at the end of September 1996 to 3.9% at the end of the period. Overall, longer municipals outperformed shorter bonds as investors sought higher yields. The municipal bond market posted a 6.31% total return for the 12-month period as measured by the Lehman Brothers Municipal Bond Index.

Concerns over Public Utilities

Municipal market investors are keeping a close eye on the electric utility segment of the market. For some time now legislators and privately owned utilities have been pushing for deregulation that would open the door to direct competition for industrial and retail electricity customers. In this case, the low cost producer of electricity in a given market would attract customers away from costlier producers. Publicly owned (municipal bond financed) utilities that wish to enter this market face the risk of having their outstanding debt deemed taxable by the Internal Revenue Service. Under current "private use" laws, public utilities are restricted as to how much power they can sell to private parties. If that threshold is violated, the municipal issuer risks losing the tax exempt status of their outstanding debt. This has the potential of impacting up to $100 billion in outstanding debt.

Another issue that will need to be addressed during the deregulation talks is what to do with the so called "stranded costs" that municipal utilities have incurred over the years. Basically, stranded costs refer to large, bond-financed capital expenditures in physical plants made by publicly owned utilities. These costs were incurred at a time when utilities operated under the auspices of a regulated monopoly. It is important to note that credit ratings in this sector have not suffered a rash of downgrades nor have yield spreads widened out significantly versus other sectors. Legislators are under pressure from market participants to resolve these issues in a way that protects bondholders.

Portfolio Strategy

Our response to this environment was to emphasize bond structure and credit quality. We have purchased bonds that will allow the Tax-Free Trust's Funds to participate in bull markets (falling interest rates) through price appreciation while still generating attractive levels of tax-free income. We also shortened the duration of the portfolios during the period when we felt that the lower yields offered in the market did not have promising risk/reward characteristics. We continue to believe credit spreads are tight and therefore prefer to buy or "swap" into higher quality bonds.

National Fund

The National Fund had a total return of 7.70% for the annual period and the 30-day SEC yield was 3.53%. The duration of the portfolio was 7.27 years while the average credit quality was maintained at AA. Two interesting purchases that were made include non-callable University of Massachusetts Building revenue bonds due in 2008 with a 6.625% coupon, and Hanover County Virginia Industrial revenue bonds due in 2010 with a 6% coupon and also non-callable. Both bonds highlight our desire to maintain high levels of income while emphasizing bond structure. The United States and its territories issued $154 billion in municipal bonds through the end of September which represents a 17% increase in volume over the same period last year.

Arizona Fund

Arizona continues to enjoy a strong, well diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 7.67% for the 12-month period and the 30-day SEC yield was 3.83%.
The duration of the portfolio was 6.69 years while the average credit quality remained at AA. Purchases during the period included Maricopa County School District, Scottsdale Preservation Authority Excise Tax, and Tempe Unified High School District. Arizona ranked 18th in the country in terms of issuance on a year-to-date basis. Arizona issued $2.25 billion in municipal bonds through the end of September.

Missouri Fund

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of 7.72% for the 12-month period and the 30-day SEC yield was 3.73%. The duration of the portfolio was 6.73 years while the average credit quality was maintained at AA. Purchases during the period included Riverview Gardens School District, St. Louis Parking Revenue, and Kansas City Municipal Assistance Corporation. Missouri ranked 21st in the country in terms of issuance on a year-to-date basis. Missouri issued nearly $2 billion in municipal bonds through the end of September.

Maryland Fund

Maryland's economy is diversified among services, light manufacturing, and the federal government. The State's general obligation bonds are rated AAA. The Fund had a total return of 7.42% for the annual period and the 30-day SEC yield was 3.99%. The duration of the portfolio was
6.81 years while the average credit quality continues to be AA. Purchases during the period included Maryland State, Washington Suburban Sanitation District, and Maryland Health and Education Authority for Loyola College. Maryland ranked 22nd in the country in terms of issuance on a year-to-date basis. Maryland issued $1.9 billion in municipal bonds through the end of September.

Virginia Fund

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 7.95% for the annual period and the 30-day SEC yield was 4.03%. The duration of the portfolio was
6.99 years while the average credit quality was maintained at AA. Purchases during the period included Augusta Water and Sewer Authority, Virginia Port Authority, and Lynchburg Industrial Development Authority for the Randolph-Macon Woman's College. Virginia ranked 15th in the country in terms of issuance on a year-to-date basis. Virginia issued $2.6 billion in municipal bonds through the end of September.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Comparison of Changes in the Value of a $10,000 Investment and the Lehman Municipal Bond Index

Depicted herein are graphic comparisons of the changes in the value of a $10,000 investment in each respective fund with a hypothetical investment in the Lehman Municipal Bond Index.

Year Lehman    National  Lehman    VA        Lehman    AZ        Lehman    MO        Lehman    MD
1997 "23,174"  "19,418"  "23,094"  "19,815"  "18,649"  "16,409"  "18,649"  "16,262"  "13,246"  "12,156"
1996 "21,257"  "18,030"  "21,184"  "18,356"  "17,106"  "15,240"  "17,106"  "15,097"  "12,151"  "11,317"
1995 "20,046"  "17,143"  "19,977"  "17,399"  "16,132"  "14,535"  "16,132"  "14,345"  "11,458"  "10,886"
1994 "18,029"  "15,815"  "17,967"  "15,884"  "14,508"  "13,341"  "14,508"  "13,176"  "10,305"  "9,971"
1993 "18,480"  "16,869"  "18,416"  "16,838"  "14,871"  "14,223"  "14,871"  "13,988"  "10,563"  "10,645"
1992 "16,392"  "15,003"  "16,335"  "14,921"  "13,191"  "12,635"  "13,191"  "12,491"  "10,000"  "10,000"
1991 "14,839"  "13,537"  "14,788"  "13,699"  "11,942"  "11,513"  "11,942"  "11,453"
1990 "13,111"  "12,251"  "13,066"  "12,379"  "10,551"  "10,362"  "10,551"  "10,337"
1989 "12,276"  "11,737"  "12,234"  "11,759"  "10,000"  "10,000"  "10,000"  "10,000"
1988 "11,297"  "11,131"  "11,258"  "11,134"
1987 "10,000"  "10,000"  "10,000"  "10,000"

Notes to tabular presentation of graphic representations:

Data for Virginia starts 10/31/97
Data for Arizona and Missouri starts 10/31/89
Data for Maryland starts 2/28/93

The following average annual total returns are presented within each graph:
                   1 Year  5 Year  10 Year  Since Inception
Arizona Portfolio   7.67%   5.37%             6.34% October 13, 1989
Maryland Portfolio  7.42%                     4.47% February 10, 1993
Missouri Portfolio  7.72%   5.42%             6.21% October 12, 1989
Virginia Portfolio  7.95%   5.84%             7.72% October 13, 1987
National Portfolio  7.70%   5.29%   6.86%

Past performance is not predictive of future performance.
Figures as of September 30, 1997, unless otherwise noted.

Independent Auditors' Report


To the Board of Trustees and Shareholders of Mosaic Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities of the Arizona, Maryland, Missouri, Virginia, National, and Money Market Funds (the "Funds"), including the statements of net assets, of the Mosaic Tax-Free Trust, formerly the GIT Tax-Free Trust, as of September 30, 1997, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of GIT Tax-Free Trust for the year ended September 30, 1996 and the financial highlights for each of the years in the four year period then ended were audited by other auditors whose report, dated November 7, 1996, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

(signature)

Deloitte & Touche LLP
Princeton, New Jersey
November 21, 1997

     Arizona Fund
Statement of Net Assets -- September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount     Value
             LONG-TERM MUNICIPAL BONDS:  96.80% of Net Assets

             AIRPORT: 5.9%
Aaa   AAA    Tucson Airport Authority, Airport Revenue (MBIA Insured), 5.7%, 6/1/13   500,000    515,000

             EDUCATION: 4.9%
A     nr     Arizona Educational Loan Marketing Corporation, Student Loan Revenue
             (AMT), 7%, 3/1/03                                                        400,000    434,000

             GENERAL OBLIGATION: 45.7%
Aaa   AAA    Chandler (FGIC Insured), 7%, 7/1/12                                      300,000    329,250
Aaa   AAA    Maricopa County School District (FGIC Insured), 6.25%, 7/1/11            500,000    566,250
Aaa   AAA    Maricopa County School District (FGIC Insured), 6.7%, 7/1/11             300,000    323,250
Aaa   AAA    Mohave County Elementary School District (MBIA Insured), 5.375%, 7/01/13 425,000    435,094
Aaa   AAA    Tempe High School District #213 (MBIA Insured). 4.7%, 7/1/08             400,000    400,500
Aaa   AAA    Maricopa County School District #14 (FGIC Insured), 5.30%, 7/1/09        300,000    313.500
A1    A+     Maricopa County School District #6, 4.875%, 7/1/10                       400,000    393,500
Aa3   AA     Maricopa County School District #210, 5.375%, 7/1/13                     400,000    407,000
A1    AA     Tucson, 5.6%, 7/1/16                                                     400,000    410,000
AA+   Aa1    Phoenix, 5.0%, 7/1/19                                                    430,000    416,025

               HOSPITAL: 5.6%
Aaa   AAA    Arizona Health Facilities Authority, Hospital Revenue (Samaritan Health
             Services) (MBIA Insured), 6.25%, 12/1/06                                 250,000    268,125
Aaa   AAA    Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist
             Hospital) (MBIA Insured), 6.25%, 9/1/11                                  200,000    218,000

               HOUSING: 6.0%
nr    AAA    Phoenix Industrial Development Authority, Mortgage Revenue (Chris Ridge)
             (FHA), 6.75%, 11/1/12                                                    500,000    528,125

               INDUSTRIAL DEVELOPMENT: 3.7%
nr    AA+    Mohave County Industrial Development Authority, Industrial Development
             Revenue (Citizens Utilities), 7.05%, 8/1/20                              300,000    322,125

               REVENUE: 4.9%
Aaa   AAA    Scottsdale Presv Authority Excise Tax (FGIC Insured), 5.625%, 7/1/22     425,000    432,438

               TRANSPORTATION: 17.0%
Aa    AA     Arizona State Transportation Board, Highway Revenue, 6%, 7/1/08          400,000     445,000
Aaa   AAA    Flagstaff, Street And Highway User Revenue (FGIC Insured), 5.9%, 7/1/10  500,000     552,500
Baa1  A      Puerto Rico Commonwealth Highway and Transportation Authority, Highway
             Revenue, 6.375%, 7/1/08                                                  450,000     483,750

               WATER AND SEWER: 3.1%
Aaa   AAA    Chandler, Water and Sewer Revenue (FGIC Insured), 6.75%, 7/1/06          250,000     272,187

             TOTAL INVESTMENTS (Cost $8,005,642)+                                              $8,465,619
             CASH, RECEIVABLES LESS LIABILITIES: 3.2% of Net Assets                               280,172
               TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $10.45 per share on 837,062 shares.                              $8,745,791

See Notes to Statement of Net Assets.

Maryland Fund
Statement of Net Assets - September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount     Value
             LONG-TERM MUNICIPAL BONDS:  94.0% of Net Assets

             EDUCATION: 14.7%
Aa1    AA-   Maryland State Health and Higher Educational Facilities Authority, University
             Revenue (Johns Hopkins University) 7.5%, 7/1/20                          100,000    104,225
Aaa    AAA   Saint Mary's College, University Revenue (MBIA Insured), 5.55%, 9/1/23   100,000    102,625
Aaa    AAA   Maryland State Health and Higher Educational Facilities Authority,
             (Loyola College) (MBIA Insured), 5.375%, 10/1/26                         100.000    100,750

             ELECTRIC: 5.0%
Baa1   A-    Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14          100,000    105,500

             GENERAL OBLIGATION: 16.2%
Aa     AA+   Anne Arundel County (AMT), 5.5%, 9/1/16                                  100,000    102,250
Aaa    AAA   Baltimore (AMBAC Insured), 6%, 10/15/04                                  100,000    109,750
Aa     AA-   Harford County, 5.75%, 9/1/08                                             25,000     26,469
Aaa    AAA   Prince George County, 5.375%, 3/15/16                                    100,000    101,375

             HOSPITAL: 4.8%
Baa    nr    Prince George's County Hospital, Hospital Revenue (Greater Southeast
             Healthcare System), 6.2%, 1/1/08                                         100,000    101,375

             HOUSING: 5.0%
Aa     nr    Maryland State Community Development Administration, Single-Family
             Housing Revenue (AMT), 6.2%, 4/1/17                                      100,000    105,250

             LEASING: 11.4%
Aa     AA-   Maryland State Stadium Authority, Sports Facilities Lease Revenue (AMT),
             7.5%, 12/15/10                                                           125,000    135,625
nr     AA    Montgomery County, Lease Revenue (Human Services Headquaters Project),
             5.6%, 8/1/14                                                             100,000    103,250

             POLLUTION CONTROL: 11.4%
A2     A     Anne Arundel County, Pollution Control Revenue (Baltimore Gas and Electric
             Company), 6%, 4/1/24                                                     100,000    104,500
A1     A     Prince George's County, Pollution Control Revenue (Potomac Electric),
             6.375%,1/15/23                                                           125,000    133,906

             PUBLIC FACILITIES: 5.1%
Aa     AA-   Howard County, Recreational Revenue, 5.95%, 2/15/10                      100,000    106,750

             TRANSPORTATION: 10.8%
Aa3    AA-   Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%,
             10/1/11                                                                  100,000    109,375
#Aaa   AAA   Maryland State Transportation Authority, Transportation Revenue
             (escrowed to maturity), 6.8%, 7/1/16                                     100,000    116,875

             WASTE: 9.6%
Aa1    AA    Washington Suburban Sanitation District of Maryland, 5.25%, 6/1/13        95,000     96,544
A      nr    Northeast Maryland Waste Disposal Authority, Waste Revenue (Montgomery
             County)(AMT), 6.3%, 7/1/16                                               100,000    105,375

             TOTAL INVESTMENTS (Cost $1,886,956)+                                             $1,971,769
             CASH, RECEIVABLES LESS LIABILITIES: 6% of Net Assets                                126,314
             TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $10.00 per share on 209,859 shares.                             $2,098,083

See Notes to Statement of Net Assets.



Missouri Fund
Statement of Net Assets - September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount      Value
               LONG-TERM MUNICIPAL BONDS: 95.1% of Net Assets

             AIRPORT: 4.6%
Aaa    AAA   St. Louis, Airport Revenue, Lambert-St. Louis International (FGIC
             Insured) (AMT), 6.125%, 7/1/12                                           500,000    $531,875

             EDUCATION: 8.4%
A      nr    Missouri Higher Education Loan Authority, Student Loan Revenue Sub Lien (AMT),
             5.9%, 2/15/08                                                            500,000     514,375
Aaa    AAA   Missouri State Health & Educational Facilities Authority, University
             Revenue, (St. Louis University) (AMBAC Insured) 6.5%, 8/1/16             150,000     162,375
Aaa    AAA   Missouri State Health & Educational Facilities Authority
             St. Louis University (AMBAC Insured), 5.125%, 10/1/16                    300,000     294,375

             ELECTRIC: 9.9%
nr     AAA   Puerto Rico Electric Power Authority, Power Revenue, 8%, 7/1/08          175,000     183,998
Aaa    AAA   Sikeston, Electric Revenue (MBIA Insured), 6%, 6/1/14                    400,000     441,000
nr     A     University Development Foundation, Lease Revenue (Missouri Power),
             5.75%, 5/1/13                                                            500,000     514,375

             GENERAL OBLIGATION: 20.8%
Aa     nr    Jefferson City School District, 6.7%, 3/1/11                             200,000     236,000
Aaa    AAA   Missouri State, Correctional Facilities Improvements, 5.5%, 4/1/20       500,000     512,500
Aaa    AAA   Missouri State (Fourth State Building), 5.75%, 8/1/19                    400,000     416,000
nr     AA    North Kansas City School District, 5.25%, 3/1/12                         450,000     459,562
Aaa    AAA   St. Charles County, Francis Howell School District (FGIC Insured),
             6.5%, 3/1/05                                                             250,000     269,063
Aaa    AAA   St. Louis County, General Obligation, 5.20%, 2/1/12                      500,000     509,375

             HOSPITAL: 16.7%
A3     nr    Boone County Hospital Revenue, 7.10%, 8/1/99                             450,000     471,938
Aaa    AAA   Missouri State Health and Educational Facilities Authority, Health
             Facilities Revenue (SSM Health Care) (MBIA Insured), 6.25%, 6/1/16       250,000     270,000
Aaa    AAA   Missouri State Health and Educational Facilities Authority, Health
             Facilities Revenue (Heartland Health System) (AMBAC Insured), 6.35%,
             11/15/17                                                                 500,000     544,375
nr     nr    Missouri State Health and Educational Facilities Authority, Health
             Facilities Revenue, 7.625%, 7/1/18                                        95,000     103,906
Aaa    AAA   Missouri State Health and Educational Facilities Authority, Health
             Facilities Revenue (Health Midwest) (MBIA Insured), 6.25%, 2/15/22       500,000     536,250

             HOUSING: 6.9%
nr     AAA   Missouri State Housing Development Commission, Single-Family Mortgage
             Revenue (GNMA Collaterized) (FHA) (AMT), 7.75%, 6/1/22                    70,000      74,113
nr     AAA   Missouri State Housing Development Commission, Single-Family Mortgage
             Revenue (GNMA Collaterized) (FHA) (AMT), 7.375%, 8/1/23                  190,000     203,063
nr     AAA   St. Louis County, Mortgage Revenue (Certificates of Receipt) (AMT),
             5.65%, 2/1/20                                                            500,000     519,375

             LEASING AND OTHER FACILITIES: 22.3%
AAA    AAA   Kansas City Assistance Corp (AMBAC Insured), 5.20%, 1/15/06              400,000     418,000
Aa     AA    Missouri State Board of Public Buildings, Lease Revenue (State Office
             Building), 6.4%, 12/1/08                                                 300,000     320,625
A1     A+    Missouri State Regional Convention and Sports Complex Authority, 5.5%,
             8/15/13                                                                  250,000     254,062
A      BBB+  St. Louis County Regional Convention & Sports Complex, 5.50%, 8/15/13    300,000     298,125
A1     A+    Missouri State Regional Convention & Sports Complex, 5.60%, 8/15/17      250,000     253,125
#Aaa   AAA   Kansas City Municipal Assistance Corporation, Lease Revenue (H. Roe
             Bartle)(AMBAC Insured) (prerefunded 4/15/01 e100), 6%, 4/15/20           500,000     530,625
Aaa    AAA   St. Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21    500,000     501,250

             REVENUE: 2.0%
             St. Louis Industrial Development Pollution Control (Anheuser-Busch Co., Inc.),
             6.65%, 5/1/16                                                            200,000     233,000

             TRANSPORTATION: 3.5%
Baa1   A     Puerto Rico Highway & Transportation Authority, 4.90%, 7/1/01            400,000     407,084

             TOTAL INVESTMENTS (Cost $10,469,142)+                                            $10,983,789
             CASH, RECEIVABLES, LESS LIABILITIES: 4.9% of Net Assets                              569,687
             TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $10.53 per share on 1,097,126 shares.                           $11,553,476

See Notes to Statement of Net Assets.




Virginia Fund
Statement of Net Assets - September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount      Value
              LONG-TERM MUNICIPAL BONDS:  97.4% of Net Assets

              AIRPORT: 4.9%
Aaa     AAA   Capital Regional Airport Commission, Airport Revenue (AMBAC Insured),
              5.625%, 7/1/15                                                       $  500,000    $510,000
Aaa     AAA   Metropolitan Washington D.C. Airports Authority, Airport Revenue
              (MBIA Insured) (AMT), 6.625%, 10/1/12                                   500,000     550,000
Aaa     AAA   Metropolitan Washington D.C. Airports Authority, Airport Revenue
              (FGIC Insured) (AMT), 7%, 10/1/18                                       500,000     543,750

              EDUCATION: 17.7%
Aaa     AAA   Virginia State Public School Henrico County, 5.10%, 7/15/99           1,060,000   1,081,200
A1      nr    Loudoun County Industrial Development Authority, Facilities Revenue
              (George Washington University), 6.25%, 5/15/22                          500,000     530,625
nr      A-    Lynchburg Industrial Development Authority, Educational Facility for
              Randolph-Macon Women's College, 5.875%, 9/1/13                          500,000     520,000
nr      BBB-  Virginia College Building Authority, Facilities Revenue (Marymount
              University), 7%, 7/1/22                                                 350,000     381,063
Aa2     AA    Virginia College Building Authority, Facilities Revenue (Washington and Lee
              University), 5.75%, 1/1/14                                              555,000     571,650
Aa      AA    Virginia State Public School Authority, Revenue, 6.25%, 8/1/10          500,000     538,750
Aa      AA    Virginia State Public School Authority, Revenue, 6.2%, 8/1/13           500,000     541,250
Aa      AA    Virginia State Public School Authority, Revenue, 6.5%, 8/1/15           500,000     550,625
Aa      AA    Virginia State Public School Authority, Special Obligation (York County),
              5.9%, 7/15/13                                                           500,000     526,250
A1      AA-   Virginia State Universities, University Revenue (Virginia Commonwealth
              University), 5.75%, 5/1/15                                              500,000     517,500

              ELECTRICAL: 3.1%
Aaa     AAA   Halifax County Industrial Development Authority, Power Revenue (Old Dominion
              Electric) (MBIA Insured) (AMT), 6%, 12/1/22                           1,000,000   1,027,500

              GENERAL OBLIGATION: 23.0%
Aaa     AAA   Arlington County, 6%, 8/1/12                                          1,000,000   1,073,750
Aaa     AAA   Fairfax County, 5.625%, 6/1/13                                          500,000     516,875
Aaa     AAA   Franklin County (FGIC Insured), 6.5%, 7/15/12                           300,000     321,000
Aa      AA-   Hampton, 6%, 1/15/08                                                    500,000     545,625
A       A     Henry County, 6%, 7/15/14                                               500,000     528,125
Aaa     AAA   James City County (FGIC Insured), 6.40%, 12/15/99                     1,130,000   1,187,913
Aaa     AAA   Leesburg (AMBAC Insured), 5.6%, 6/1/15                                  500,000     518,750
Aaa     AAA   Norfolk (MBIA Insured), 5.75%, 6/1/13                                   500,000     522,500
Aa      AA    Winchester, 5.5%, 1/15/14                                             1,000,000   1,016,250
Aaa     AAA   Virginia State, 5.125%, 6/1/21                                        1,250,000   1,256,250

              HOSPITAL: 8.9%
Aaa     AAA   Hanover County Industrial Development Authority, Bon Secours Health System
              (MBIA Insured), 6.0%, 8/15/10                                           640,000     712,000
Aaa     AAA   Danville Industrial Development Authority, Hospital Revenue (Danville Regional
              Medical Center) (FGIC Insured), 6.375%, 10/1/14                         500,000     545,625
Aa2     AA    Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital),
              6.5%, 11/1/13                                                         1,000,000   1,095,000
Aaa     AAA   Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial
              Hospitals) (MBIA Insured), 6.125%, 7/1/17                               500,000     552,500
Aa2     AA    Fairfax County Industrial Development Authority (Inova Health System),
              5.25%, 8/15/19                                                        1,000,000     995,000

              HOUSING: 3.2%
Aa1     AA+   Virginia State Housing Development Authority, Mortgage Revenue (AMT), 6.95%,
              1/1/10                                                                1,000,000   1,050,000

              INDUSTRIAL DEVELOPMENT: 5.0%
Baa3    BBB-  Peninsula Ports Authority, Coal Terminal Revenue, 7.375%, 6/1/20      1,000,000   1,097,500
A1      A     Puerto Rico, Industrial Revenue (Pepsico, Inc.), 6.25%, 11/15/13        500,000     545,000

              LEASING AND OTHER FACILITIES: 6.2%
nr      BBB   Fairfax County Park Authority, Facilities Revenue, 6.625%, 7/15/14      500,000     531,875
Aa      AA    Fairfax County Economic Development Authority, Lease Revenue, 5.5%,
              5/15/18                                                                 500,000     503,125

              TRANSPORTATION: 9.0%
Aaa     AAA   Virginia Port Authority (MBIA Insured) (AMT), 6.0%, 7/1/05              685,000     744,937
Aaa     AAA   Richmond Metropolitan Authority, Expressway Revenue (FGIC Insured),
              6.375%, 7/15/16                                                       1,000,000   1,068,750
Aaa     AAA   Washington D.C. Metropolitan Area Transportation Authority, Transit Revenue
              (FGIC Insured), 6%, 7/1/07                                            1,000,000   1,110,000

              WASTE: 4.1%
A1      A+    Fairfax County Economic Development Authority, Revenue (Ogden Martin Systems)
              (AMT), 7.75%, 2/1/11                                                $   500,000     535,000
Aaa     AAA   Loudoun County Sanitation Authority, Water and Sewer Revenue
              (FGIC Insured), 6.25%, 1/1/16                                           500,000     536,875
Baa3    BBB   West Point Industrial Development Authority, Waste Revenue (Chesapeake
              Corporation), 6.25%, 3/1/19                                             250,000     265,625

              WATER: 12.3%
Aaa     AAA   Norfolk, Water Revenue (MBIA Insured), 5.75%, 11/1/12                   500,000     523,125
Aa3     AA    Chesapeake Water & Sewer, 5.375%, 12/1/14                             1,000,000   1,021,250
Aaa     AAA   Frederick-Winchester Service Authority, Sewer Revenue (AMBAC Insured),
              5.75%, 10/1/15                                                        1,000,000   1,025,000
Aaa     AAA   Augusta County Service Authority Water & Sewer (MBIA Insured), 5.0%,
              11/1/24                                                               1,500,000   1,430,625

              LONG-TERM MUNICIPAL BONDS (Cost $30,005,678)+                                   $31,766,013
              CASH, RECEIVABLES LESS LIABILITIES: 2.6% of Net Assets                              847,663
              TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $11.56 per share on 2,820,392 shares.                           $32,613,676

See Notes to Statement of Net Assets.




National Fund
Statement of Net Assets - September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount     Value
              LONG-TERM MUNICIPAL BONDS: 95.8% of Net Assets
              ARIZONA: 4.2%
Aa      AA    Arizona State Transportation Board, Highway Revenue, 6%, 7/1/08         1,000,000 1,112,500

              GEORGIA: 3.9%
Aaa     AAA   Georgia Municipal Electric Authority, Electric Revenue (MBIA Insured),
              5.5%, 1/01/12                                                           1,000,000 1,048,750

              ILLINOIS: 1.4%
Aaa     AAA   Regional Transportation Authority, Transit Revenue (AMBAC Insured),
              7.2%, 11/1/20                                                             300,000   373,500

              IOWA: 4.1%
Aaa     AAA   Mason City, Hospital Revenue (Sisters of Mercy) (FSA Insured),
              7%, 8/15/14                                                             1,000,000 1,100,000

              KANSAS: 2.1%
Aa      AA    Kansas State Department of Transportation, Highway Revenue, 6.125%,9/1/09 500,000   567,500

              KENTUCKY: 2.0%
A1      NR    Lexington-Fayette Urban County, 4.30%, 6/1/01                             535,000   534,074

              MAINE: 2.0%
Aaa     AAA   Maine State Turnpike Authority, Highway Revenue (MBIA Insured),6%, 7/1/18 500,000   528,125

              MASSACHUSETTS: 8.8%
A1      A+    University of Massachusetts Building Referendum, 6.625%, 5/1/08         1,000,000 1,157,500
A1      A+    Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14 1,000,000 1,203,750

              MICHIGAN: 2.8%
Aa1     AA+   Michigan Muni Bond Authority, 5.40%, 10/1/00                              725,000   751,281

              MINNESOTA: 2.0%
Aa      AA+   Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage)
              (AMT), 6.25%, 7/1/26                                                      500,000   521,875

              MISSISSIPPI: 5.0%
Aaa     AAA   Harrison County Wastewater Management District, Sewer Revenue (Wastewater
              Treatment Facilities) (FGIC Insured) 8.5%, 2/1/13                         500,000   686,875
Aaa     AAA   Harrison County Wastewater Management District, Sewer Revenue (Wastewater
              Treatment Facilities) (FGIC Insured) 7.75%, 2/1/14                        500,000   650,000

              MISSOURI: 0.7%
Aaa     AAA   Missouri State Health & Educational Facilities, St. Louis (AMBAC Insured),
              5.125%, 10/1/16                                                           200,000   196,250

              NEW YORK: 3.9%
#Aaa    AAA   Triborough Bridge & Tunnel (prerefunded 1/1/00 e100), 6.0%, 1/1/20      1,000,000 1,042,500

              PENNSYLVANIA: 8.5%
Aaa     AAA   Lehigh County, Hospital Revenue (Lehigh Valley Hospital) (MBIA Insured),
              7%, 7/1/16                                                              1,000,000  1,190,000
Aaa     AAA   Pennsylvania State Industrial Development Authority, Economic Development
              Revenue (AMBAC Insured), 6%, 1/1/12                                     1,000,000  1,067,500

              RHODE ISLAND: 2.0%
Aa1     AA    Rhode Island State Health and Higher Educational Facilities, University Revenue
              (Brown University), 6.75%, 9/1/16                                         500,000    528,125

              SOUTH CAROLINA: 4.3%
#Aaa    AAA   Piedmont Municipal Power Agency Electric Revenue (FGIC Insured)
              (escrowed to maturity), 6.5%, 1/01/16                                     145,000    170,738
Aaa     AAA   Piedmont Municipal Power Agency Electric Revenue (FGIC Insured), 6.5%,
              1/01/16                                                                   855,000    977,906

              TEXAS: 12.9%
Aa      AA    Harris County, General Obligtion, 6.5%, 8/15/15                         1,000,000  1,093,750
Aaa     AAA   Texas Public Building Authority, Building Revenue (MBIA Insured),
              7.125%, 8/1/11                                                          1,000,000  1,193,750
Aaa     AAA   United Independent School District, General Obligation (PSFG guarantee),
              7%, 8/15/05                                                             1,000,000  1,165,000

              VIRGINIA: 15.4%
#Aaa    nr    Charlottesville Industrial Development Authority (prerefunded 10/1/00 e102),
              7.375%, 10/1/20                                                         1,000,000  1,110,000
Aa2     AA    Fairfax County Industrial Development Authority (MBIA Insured),
              Revenue (Inova Health System), 5.25%, 8/15/19                           1,000,000    995,000
Aaa     AAA   Hanover County Industrial Development Authority, 6.0%, 8/15/10            500,000    556,250
Aa      AA+   Virginia State Housing Development Authority, Multifamily Housing Revenue,
              6.65%, 11/1/13                                                            400,000    433,500
Aaa     AAA   Virginia Beach Development Authority, Hospital Revenue (General Hospital) (AMBAC
              Insured), 5%, 2/15/06                                                   1,000,000  1,030,000

              WASHINGTON: 7.8%
Aa1     AA+   King County, General Obligation, 5.25%, 1/01/14                        $1,000,000  1,011,250
A1      AA-   Port Seattle, Revenue (AMBAC Insured) (AMT), 7.6%, 12/1/09                500,000    556,250
Aa1     AA-   Washington State Public Power Supply, Electric Revenue (System Nuclear
              Project Number 2), 4.9%, 7/01/05                                          500,000    508,125

              WYOMING: 2.0%
Aaa     AAA   Wyoming Municipal Power Agency Authority, Electric Revenue (MBIA Insured),
              6.125%, 1/1/16                                                            500,000    528,750

              TOTAL LONG-TERM MUNICIPAL BONDS (Cost $24,282,129)+                              $25,590,374
              CASH, RECEIVABLES LESS LIABILITIES: 4.2% of Net Assets                             1,107,988
              TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $10.62 per share on 2,513,136 shares.                            $26,698,362

See Notes to Statement of Net Assets.



Money Market
Statement of Net Assets - September 30, 1997

Credit Rating*                                                                        Principal
Moody's S&P                                                                           Amount       Value
               SHORT-TERM MUNICIPAL SECURITIES: 100.9% of Net Assets

               CALIFORNIA: 4.4%
MIGI   Spl+    West Contra Costa California UNI School District, 4.25%, 6/30/98        300,000     300,921

               FLORIDA: 2.9%
VMIGI  nr      Atlantic Beach, Hospital Revenue (Fleet Landing) (LOC - Barnett Bank),
               3.95%, 10/1/24^                                                         200,000     200,000

               GEORGIA: 4.4%
VMIGI  A1      Burke County Development Authority Pollution Control (Georgia Power),
               3.85%, 7/1/24^                                                          300,000     300,000

               ILLINOIS: 2.9%
nr     A1+     Illinois Development Finance Authority (Field Container Corp.)
               (LOC-American National Bank), 4.20%, 12/1/99^                           200,000     200,000

               KENTUCKY: 4.4%
P1     nr      Ashland Pollution Control (Ashland Oil Inc. Project) (LOC-Swiss Bank),
               3.55%, 4/1/09^                                                          300,000     300,000

               LOUISIANA: 8.8%
VMIGI  A1+     New Orleans Aviation Board, Airport Revenue (MBIA Insured)
               (LOC - Credit Local de France), 4.05%, 8/1/16^                          400,000     400,000
VMIGI  nr      Louisiana Public Authority Hospital Revenue (Willis-Knighton) (SPA-Mellon Bank)
               (AMBAC Insured), 4.10%, 9/1/23^                                         200,000     200,000

               MARYLAND: 2.9%
nr     A1+     Maryland State Economic Development Corp. (LOC-Nations Bank N.A.),
               4.10%, 6/1/20^                                                          200,000     200,000

               MINNESOTA: 1.5%
VMIGI  A1+     Minneapolis & St. Paul Housing & Redevelopment Authority (SPA-Norwest Bank)
               Children's Health Care (FSA Insured) 3.90%, 8/15/25^                    100,000     100,000

               MISSISSIPPI: 4.4%
P1     nr      Jackson Cty Polution Control (Chevron USA Inc. Project), 3.75%, 6/1/23^ 300,000     300,000

               MISSOURI: 7.7%
VMIGI  nr      Columbia (LOC - Toronto Dominion Bank), 4.15% , 6/1/08^                 300,000     300,000
VMIGI  nr      Missouri State Health & Educational Facilities, University Revenue
               (LOC-Chase Manhattan), 3.90%, 8/15/21^                                  230,000     230,000

               NEBRASKA: 5.8%
VMIGI  nr      Nebraska Higher Education Loan Program, Student Loan (MBIA Insured)
               (SPA-Sallie Mae), 4.05%, 12/1/15^                                       400,000     400,000

               NEW YORK: 5.8%
#Aaa   AAA     New York State Housing Finance Agency (Prerefunded in U.S. Govt. Securities),
               6.60%, 11/1/97                                                          100,000     100,218
VMIGI  A1+     New York, General Obligation (LOC-Morgan Guaranty), 3.80%, 8/1/20^      300,000     300,000

               NORTH CAROLINA: 13.1%
VMIGI  A1+     Greensboro North Carolina, General Obligation (LOC-Wachovia Bank), 4.15%,
               4/1/07^                                                                 300,000     300,000
VMIGI  A1+     North Carolina Medical Care Commission, Hospital Revenue (SPA-Wachovia Bank),
               4.05%, 6/1/22^                                                          300,000     300,000
VMIGI  A1+     North Carolina Medical Care Commission, Hospital Revenue (MBIA Insured)
               (SPA-Krediet Bank), 4.20%, 12/1/25^                                     300,000     300,000

               OKLAHOMA: 3.7%
Aa2    AA      Oklahoma City, General Obligation, 4.85%, 8/1/98                        250,000     251,942

               TEXAS: 5.8%
VMIGI  A1+     Port Development Corporation, Marine Terminal Revenue (STOLT Terminals)
               (LOC-Credit Suisse, NY), 4.15%, 1/15/14^                                400,000     400,000

               UTAH: 2.9%
VMIGI  A1+     Salt Lake City, Airport Revenue (LOC-Credit Suisse, N.Y.) (AMT), 4.15%,
               6/1/98^                                                                 200,000     200,000

               VIRGINIA: 1.5%
VMIGI  nr      Henrico County, Industrial Development Revenue (Hermitage Project)
               (LOC-Nations Bank of Virginia), 3.95%, 5/1/24^                          100,000     100,000

               WASHINGTON: 6.6%
nr     A1+     Port Kalama, Port Facilities Revenue (Conagra) (LOC-Morgan Guaranty Trust),
               3.95%, 1/1/04^                                                           50,000      50,000
nr     A1+     Washington State Housing Finance Commission, Multifamily Mortgage Revenue
               (LOC-Pacific First Federal Savings), 4.05%, 7/1/20^                     300,000     300,000
VMIGI  nr      Washington State Housing Finance Commission, Housing Revenue (Panorama
               City Project) (LOC-Key Bank of Washington), 4.10%,1/1/27^               100,000     100,000

               WISCONSIN: 11.4%
MIGI   Spl+    Pulaski Community School District, 4.70%, 3/1/98                        275,000     275,949
Aa2    AA      Wisconsin State, General Obligation, 5.30%, 5/1/98                      250,000     252,200
Aa2    AA      Rock County, Promissory Notes, 4.30%, 9/1/98                            250,000     250,953

               TOTAL INVESTMENTS (Cost $6,912,204)+                                             $6,912,183
               LIABILITIES LESS CASH & RECEIVABLES: (.9%) of Net Assets                            (60,094)
               TOTAL NET ASSETS:     Equivalent to offering and redemption price
                              $1.00 per share on 6,851,792 shares.                              $6,852,089

Notes to Statement of Net Assets:

+     Aggregate cost for federal income tax purposes

           Arizona    Maryland   Missouri    Virginia    National    Money
           Fund       Fund       Fund        Fund        Fund        Market
Aggregate
cost       $8,005,642 $1,886,956 $10,469,142 $30,005,678 $24,282,129 $6,912,204
Gross unrealized
appreciation  459,977     84,813     515,774   1,760,335   1,315,024        241
Gross unrealized
depreciation     - -        - -       (1,127)     - -         (6,779)     (262)
Net unrealized
appreciation
(depreciation)459,977     84,813     514,647   1,760,335   1,308,245       (21)

^     Security has a variable coupon rate and is subject to a demand feature before final maturity.
          Coupon rate as of September 30, 1997

     #Aaa     Refunded Bonds

     AMBAC     American Municipal Bond Assurance Corporation

     AMT     Subject to Alternative Minimum Tax

     FGIC     Financial Guaranty Insurance Company

     FHA     Federal Housing Administration

     FSA     Federal Security Assistance

     GNMA     Government National Mortgage Association

     LOC     Letter of Credit

     MBIA     Municipal Bond Investors Assurance Corporation

     Moody's     Moody's Investors Service, Inc.

     nr     Not rated

     PSFG     Permanent School Fund Guaranty

     S&P     Standard & Poor's Corporation

     *     Credit Ratings are unaudited



See Notes to Statement of Net Assets.



Statements of Assets and Liabilities
September 30, 1997
                    Arizona     Maryland     Missouri     Virginia     National     Money
                    Fund        Fund         Fund         Fund         Fund         Market

ASSETS
Investments, at value
 (Note 1)          $8,465,619  $1,971,769   $10,983,789  $31,766,013  $25,590,374  $6,912,183
Cash                  149,663      93,78  2     827,753      297,263    1,376,139     156,885
Receivables
     Interest         139,924     32,087        158,975      525,212      337,224      34,934
     Share subscription
     (Note 1)             100      1,184            - -       45,353           50          69
Other assets             - -        - -             - -          195          - -         - -
     Total assets   8,755,306  2,098,822     11,970,517   32,634,036   27,303,787   7,104,071

LIABILITIES
Payables
     Investment
      securities
      purchased          - -        - -          412,093         - -       535,225     251,099
     For fund shares
      redeemed         1,434        - -             - -        3,511        63,120         - -
     Dividends         8,081        738           4,945       16,849         7,080         529
Other liabilities       - -           1               3          - -           - -         354
     Total
       Liabilities     9,515        739         417,041       20,360       605,425     251,982

NET ASSETS(Note 4)$8,745,791 $2,098,083     $11,553,476  $32,613,676   $26,698,362  $6,852,089

The Notes to Financial Statements are an integral part of these statements.



Statements of Operations
For the Year Ended September 30, 1997

                    Arizona     Maryland     Missouri     Virginia     National     Money
                    Fund        Fund         Fund         Fund         Fund         Market

INVESTMENT INCOME (Note 1)
  Interest income   498,645     110,307      616,292      1,833,650    1,485,543    255,036

EXPENSES (Notes 3 and 4)
  Investment
   advisory fee      55,147      12,517       70,293        204,610      176,540     36,259
  Transfer agent and
   administrative
   expenses          34,234       5,944       35,598        117,503       97,440     22,206
  Securities registration
   and blue sky
   expenses             759         789          645            226        4,410      3,788
  Auditing fees       3,420         800        4,334         12,557       11,014      2,875
  Trustees' fees      2,000       2,000        2,000          2,000        2,000      2,000
  Printing costs      1,066         462          933          3,442        3,045      1,045
  Fidelity bond         567          73          403          1,177        1,028        382
  Legal fees            720         252          895          2,382        2,102        608
  Expenses incurred
   and paid by investment
       advisor          - -         - -          - -            - -          - -     (8,784)
  Total net expenses 97,913      22,837      115,101        343,897      297,579     60,379

NET INVESTMENT
  INCOME            400,732      87,470      501,191      1,489,753    1,187,964    194,657

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain
   on investments   120,555      10,664      122,415        259,497      389,761        114
  Net unrealized
   appreciation of
   investments      131,914      46,291      209,786        756,780      500,002        125
NET GAIN ON
  INVESTMENTS       252,469      56,955      332,201      1,016,277      889,763        239

TOTAL INCREASE IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS    $653,201    $144,425     $833,392     $2,506,030   $2,077,727   $194,896

The Notes to Financial Statements are an integral part of these statements.




Statements of Changes in Net Assets
For the Years Ended September 30, 1997 and 1996


                Arizona Fund         Maryland Fund        Missouri Fund
                1997     1996       1997      1996        1997     1996

INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS
Net investment
   income     $400,732   $413,956   $ 87,470   $107,533   $501,191  $486,004
Net realized gain
   (loss) on
   investments 120,555     67,565     10,664    (13,070)   122,415    60,309
Net unrealized appreciation
   (depreciation) of
   investments 131,914    (20,919)    46,291      2,576    209,786    41,399
Total increase in net assets
   resulting from
   operations  653,201    460,602    144,425     97,039    833,392   587,712

DISTRIBUTIONS TO SHAREHOLDERS
Net investment
 income       (400,732)  (413,956)   (87,470)  (107,533)   (501,191) (486,004)

CAPITAL SHARE
  TRANSACTIONS
  (Note 6)    (572,609)  (989,440)      (813)  (827,686)   (159,832)  (114,267)

TOTAL INCREASE (DECREASE)
IN NET ASSETS (320,140)  (942,794)    56,142   (838,180)    172,369    (12,559)

NET ASSETS
Beginning of
  period     9,065,931 10,008,725  2,041,941  2,880,121  11,381,107 11,393,666
End of period8,745,791 $9,065,931 $2,098,083 $2,041,941 $11,553,476$11,381,107


                   Virginia Fund       National Fund       Money Market Fund
                   1997     1996       1997      1996        1997     1996

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS
Net investment
 income        $1,489,753 $1,548,399 $1,187,964 $1,333,386 $ 194,657 $ 215,682
Net realized gain
 on investments   259,497    394,667    389,761    139,533       114     - -
Net unrealized appreciation
 (depreciation) of
  investments     756,780   (128,139)   500,002    106,127       125       414
Total increase in net assets
  resulting from
  operations    2,506,030  1,814,927  2,077,727  1,579,046   194,896   216,096

DISTRIBUTIONS TO SHAREHOLDERS
Net investment
 income        (1,489,753)(1,548,399)(1,187,964)(1,333,386) (194,282) (215,787)

CAPITAL SHARE
  TRANSACTIONS
  (Note 6)     (1,742,549)  (748,933)(3,477,538)(3,693,916) (647,793) (955,285)

TOTAL DECREASE IN
NET ASSETS       (726,272)  (482,405)(2,587,775)(3,448,256) (647,179) (954,976)

NET ASSETS
Beginning of
 period        33,339,948 33,822,353 29,286,137 32,734,393 7,499,268 8,454,244
End of period $32,613,676$33,339,948$26,698,362$29,286,137$6,852,089$7,499,268

The Notes to Financial Statements are an integral part of these statements.



Financial Highlights

Selected data for a share outstanding throughout each period:


Arizona Portfolio

              Years ended September 30,
              [C]    [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $10.153 10.113  9.706 11.208 10.568 10.187

Net
investment
income        $0.466  0.444  0.440  0.436  0.490  0.528

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.295 $0.040  0.407 (1.102) 0.786  0.434

Total from
investment
operations    $0.761  0.484  0.847 (0.666) 1.276  0.962

Distributions
from net
investment
income       $(0.466)(0.444)(0.440)(0.436)(0.490)(0.528)

Distributions
from capital
gains        $  --     --     --   (0.400)(0.146)(0.053)

Total
Distributions$(0.466)(0.444)(0.440)(0.836)(0.636)(0.581)

Net asset
value end
of period    $10.448 10.153 10.113  9.706 11.208 10.568

Total
Return        7.67%   4.85%   8.95% (6.20)%12.57%  9.74%

Net assets
at end of
period
(thousands)  $ 8,746  9,066 10,009 11,815 15,471 11,911

Ratio of
expenses to
average net
assets***     1.11%   1.35%   1.31%  1.29%  1.23%  1.15%

Net
investment
income to
average
net assets     4.54%  4.35%  4.48%  4.23%  4.54%  5.14%

Portfolio
turnover        32%      9%    24%    67%    63%    23%


Maryland Portfolio

              Years ended September 30,
              [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993*

Net asset
value
beginning
of period    $ 9.714 9.738  9.323 10.441 10.000

Net
investment
income       $ 0.421 0.405  0.418  0.455  0.274

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.284(0.024) 0.415 (1.102) 0.441

Total from
investment
operations    $0.705 0.381  0.833 (0.647) 0.715

Distributions
from net
investment
income      $(0.421)(0.405)(0.418)(0.455)(0.274)

Distributions
from capital
gains        $  --     --     --   (0.016)  --

Total
Distributions$(0.421)(0.405)(0.418)(0.471)(0.274)

Net asset
value end
of period    $ 9.998  9.714  9.738  9.323 10.441

Total
Return        7.42%   3.96%   9.17% (6.33)%11.91%2

Net assets
at end of
period
(thousands)   $2,098  2,042  2,880  3,083  3,377

Ratio of
expenses to
average net
assets***     1.12%   1.28%   0.87%  0.64%  0.20%2

Net
investment
income to
average
net assets    4.29%   4.12%   4.42%  4.60%  4.72%2

Portfolio
turnover        15%     21%     9%    78%    35%

Missouri Portfolio


               Years ended September 30,
              [C]    [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $10.220 10.113  9.728 11.173 10.468 10.117

Net
investment
income        $0.460  0.438  0.436  0.437  0.494  0.514

Net
realized &
unrealized
gains
(losses) on
securities    $ 0.311 0.087  0.405 (1.058) 0.726  0.377

Total from
investment
operations    $0.771  0.525  0.841 (0.621) 1.220  0.891

Distributions
from net
investment
income       $(0.460)(0.438)(0.436)(0.437)(0.494)(0.514)

Distributions
from capital
gains        $  --     --     --   (0.387)(0.021)(0.026)

Total
Distributions$(0.460)(0.438)(0.436)(0.824)(0.515)(0.540)

Net asset
value end
of period    $10.531 10.220 10.133  9.728 11.173 10.468

Total
Return         7.72%  5.24%   8.87% (5.80)%11.98%  9.06%

Net assets
at end of
period
(thousands)  $11,553 11,381 11,394 11,490 14,001 11,023

Ratio of
expenses to
average net
assets***     1.02%  1.34%   1.31%  1.29%  1.23%  1.18%

Net
investment
income to
average
net assets     4.45%  4.27%  4.43%  4.23%  4.59%  5.05%

Portfolio
turnover        41%     21%    16%    52%    65%     8%


Virginia  Portfolio


              Years ended September 30,
              [C]    [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $11.209 11.115 10.631 12.372 11.621 11.351

Net
investment
income       $ 0.515  0.508  0.503  0.479  0.569  0.592

Net
realized &
unrealized
gains
(losses) on
securities    $ 0.355 0.094  0.484 (1.146) 0.871  0.387

Total from
investment
operations    $0.870  0.602  0.987 (0.667) 1.440  0.979

Distributions
from net
investment
income       $(0.515)(0.508)(0.503)(0.479)(0.569)(0.592)

Distributions
from capital
gains        $  --     --     --   (0.595)(0.120)(0.117)

Total
Distributions$(0.515)(0.508)(0.503)(1.074)(0.689)(0.709)

Net asset
value end
of period    $11.564 11.209 11.115 10.631 12.372 11.621

Total
Return        7.95%   5.50%   9.54% (5.67)%12.85%  8.92%

Net assets
at end of
period
(thousands)  $32,614  33,340 33,822 35,550 44,092 37,421

Ratio of
expenses to
average net
assets***     1.05%    1.20%   1.14%  1.18%  1.10%  1.13%

Net
investment
income to
average
net assets    4.55%    4.53%   4.68%  4.23%  4.80%  5.20%

Portfolio
turnover        28%      28%     55%   104%    80%    74%


National Portfolio


              Years ended September 30,
              [C]    [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993   1992

Net asset
value
beginning
of period    $10.286 10.211  9.851 11.910 11.329 10.794

Net
investment
income       $ 0.437  0.446  0.446  0.420  0.550  0.605

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.338 $0.075  0.360 (1.122) 0.793  0.535

Total from
investment
operations    $0.775  0.521  0.806 (0.702) 1.343  1.140

Distributions
from net
investment
income       $(0.437)(0.446)(0.446)(0.420)(0.550)(0.605)

Distributions
from capital
gains        $  --      --     --  (0.937)(0.212)  --

Total
Distributions$(0.437)(0.446)(0.446)(1.357)(0.762)(0.605)

Net asset
value end
of period    $10.624 10.286 10.211  9.851 11.910 11.329

Total
Return        7.70%  5.17%   8.40% (6.25)%12.44% 10.83%

Net assets
at end of
period
(thousands)  $26,698 29,286 32,734 34,072 42,483 41,273

Ratio of
expenses to
average net
assets***     1.05%  1.20%   1.18%  1.23%  1.10%  1.17%

Net
investment
income to
average
net assets    4.20%  4.32%   4.49%  3.98%  4.83%  5.47%

Portfolio
turnover        44%    39%     56%   175%   212%   114%


Money Market Portfolio


              Years ended September 30,

              [C]    [C]    [C]    [C]    [C]    [C]
              1997   1996   1995   1994   1993   1992

Net asset
value
beginning
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Net
investment
income       $ 0.027  0.026  0.028  0.015  0.020  0.030

Net
realized &
unrealized
gains
(losses) on
securities    $ --     --     --     --     --     --

Total from
investment
operations    $ 0.027 0.026  0.028  0.015  0.020  0.030

Distributions
from net
investment
income       $(0.027)(0.026)(0.028)(0.015)(0.020)(0.030)

Distributions
from capital
gains        $ --     --     --     --     --     --

Total
distributions$(0.027)(0.026)(0.028)(0.015)(0.020)(0.030)

Net asset
value end
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Total
Return         2.71%  2.63%  2.87%  1.56%  1.53%  2.57%

Net assets
at end of
period
(thousands)   $6,852  7,499  8,454  8,916 13,391 14,861

Ratio of
expenses to
average net
assets***     0.83%5  0.88%   0.81%  0.81%  0.81%  0.83%

Net
investment
income to
average
net assets    2.68%5  2.59%   2.83%  1.52%  1.52%  2.55%

Portfolio
turnover       --     --     --     --     --     --

1 For the period from February 10, 1993 (inception) to September 30, 1993 2 Annualized
3 For the years ended September 30, 1997 and 1996, ratio reflects fees paid indirectly (Note 3). Ratio of expenses before expenses incurred and paid by the investment advisor to average net assets for the Money
Market fund would have been 0.95% and 1.15%, respectively.
4 Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment Management Corp. (See Note 2).
5 For the years ended September 30, 1997 and 1996, ratio reflects fees paid indirectly (see Note 3). Ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively.


The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust
Notes to Financial Statements
September 30, 1997

 1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust"), formerly known as GIT Tax-Free Trust, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund seeks higher yields and invests in long-term securities. The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds" price per share fluctuates with the market value of the respective underlying portfolio of securities.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually in December. Additional distributions may be made if necessary.



Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all taxable income, if any, of each fund is distributed to its shareholders, and therefore, no federal income tax provision is required. As of September 30, 1997, capital loss carryovers available to offset future capital gains for federal income tax purposes were $396,310 for the Arizona Fund; $186,473 for the Maryland Fund; $158,076 for the Missouri Fund; $804,626 for the Virginia Fund; and $1,727,210 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.



Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Change of Independent Auditor: Effective for fiscal years beginning on or after October 1, 1996, the Trust's Independent Auditor is Deloitte & Touche LLP. Financial information appearing in this Annual Report for fiscal years beginning prior to October 1, 1996 was audited by another independent auditor.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Bankers Finance Advisors, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market; the fees are accrued daily and are paid monthly. The Advisory Agreement between each fund and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the year ended September 30, 1997, outside trustee fees were $2,000 for each fund.

3. Other Expenses. Between October 1, 1996 and March 31, 1997, with the exception of certain expenses of the Trust payable by it directly, all support services were provided to the Trust under a Services Agreement between the Trust and the Advisor, pursuant to which such services were provided for amounts not exceeding the cost to the Advisor. Common expenses incurred by the Trust, Mosaic Equity Trust, Mosaic Income Trust and Mosaic Government Money Market Trust (the "Trusts") were allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trusts. Effective April 1, 1997, the Trust reimbursed the Advisor under the amended Services Agreement for all the Trust's direct expenses, namely fees for bluesky, SEC registration, custody, legal and accounting, printing, insurance and the independent trustees. All remaining support services were provided by the Advisor for a fee equal to a specific percentage of average net assets per fund, based on a gradually decreasing scale as average net assets exceeded $10,000,000. In addition, pusuant to the Services Agreement, each fund except the Money Market paid an "activity fee" to the Advisor. The sum of such direct, administrative and activity fee service expenses were, as an annualized percentage of average net assets, as follows: Arizona 0.48%, Maryland 0.51%, Missouri 0.40%, Virginia 0.43%, National 0.43% and Money Market 0.33%. Effective October 1, 1997, the Services Agreement was amended by the Trustees to provide for a single fee based on a percentage of net assets for all such other expenses. For the year ended September 30, 1997, expenses of $42,766 for the Arizona Fund; $10,320 for the Maryland Fund; $44,808 for the Missouri Fund; $139,287 for the Virginia Fund; $121,039 for the National Fund; and $24,120 for the Money Market have been reimbursed under the Services Agreement. For the year ended September 30, 1997 the Advisor incurred expenses of $8,784 on behalf of the Money Market fund, the billing of which has been waived.

4. Net Assets. At September 30, 1997, net assets included the following:

                 Arizona     Maryland     Missouri     Virginia     National     Money
                 Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Market

Paid in capital  $8,682,124  $2,199,743   $11,196,905  $31,657,967  $27,117,327  $6,851,735

Undistributed net
investment income       - -        - -          - -         - -          - -            375

Accumulated net
realized losses    (396,310)   (186,473)     (158,076)    (804,626)  (1,727,210)        - -

Net unrealized
 appreciation
 (depreciation)
 of investments     459,977      84,813       514,647    1,760,335    1,308,245         (21)

Total net assets $8,745,791  $2,098,083   $11,553,476  $32,613,676  $26,698,362  $6,852,089

5. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended September 30, 1997, were as follows:

              Arizona     Maryland     Missouri     Virginia     National
              Portfolio   Portfolio    Portfolio    Portfolio    Portfolio

Purchases     $2,719,684  $288,218     $4,397,925   $ 9,046,944  $11,763,055

Sales          3,317,081   335,965      4,422,509    10,369,473   15,116,711


6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the years ended September 30 were as follows:

                    Arizona Fund         Maryland Fund       Missouri Fund
                   1997     1996         1997     1996       1997     1996

In Dollars
  Shares sold $  666,047 $  757,915 $  766,040 $  652,771 $1,704,174 $1,076,024
  Shares issued
   in reinvestment
   of dividends  289,326    294,581     76,269     95,818    428,836    410,156
  Total shares
   issued        955,373  1,052,496    842,309    748,589  2,133,010  1,486,180
  Shares
   redeemed   (1,527,982)(2,041,936)  (843,122)(1,576,275)(2,292,842)(1,600,447)
Net decrease $  (572,609)$ (989,440)  $   (813)$ (827,686)$ (159,832) $(114,267)

In Shares
  Shares sold     64,807     74,043     77,959     66,623    164,166    105,022
  Shares issued
   in reinvestment
   of dividends   28,120     28,857      7,759      9,798     41,465     39,955
  Total shares
   issued         92,927    102,900     85,718     76,421    205,631    144,977
  Shares
   redeemed     (148,830)  (199,582)   (86,058)  (161,971)  (222,102)  (155,774)
  Net decrease   (55,903)   (96,682)      (340)   (85,550)   (16,471)   (10,797)


                   Virginia Fund        National Fund        Money Market
                  1997      1996       1997      1996        1997     1996

In Dollars
 Shares sold $ 4,270,549 $4,310,056 $2,161,833 $2,853,531 $5,684,463 $6,433,272
 Shares issued
  in reinvestment
  of dividends 1,262,506  1,325,938  1,075,273  1,210,230    187,148    206,235
 Total shares
  issued       5,533,055  5,635,994  3,237,106  4,063,761  5,871,611  6,639,507
 Shares
  redeemed    (7,275,604)(6,384,927)(6,714,644)(7,757,677)(6,519,404)(7,594,792)
 Net decrease$(1,742,549)$ (748,933)(3,477,538)(3,693,916) $(647,793) $(955,285)

In Shares
 Shares sold     377,392    383,786    208,047    276,849  5,684,463  6,433,272
 Shares issued
  in reinvestment
  of dividends   111,204    118,040    103,207    117,257    187,148    206,235
 Total shares
  issued         488,596    501,826    311,254    394,106  5,871,611  6,639,507
 Shares redeemed(642,474)  (570,610)  (645,357)  (752,707)(6,519,404)(7,594,792)
 Net decrease   (153,878)   (68,784)  (334,103)  (358,601)  (647,793)  (955,285)

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
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

Telephone Numbers
Shareholder Service
Washington, DC area: 703 528-6500
Toll-free nationwide: 1 888 670-3600
Mosaic Tiles (24 hours automated information)
Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds
Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Growth Fund
Mosaic Worldwide Growth Fund

Mosaic Income Trust
Mosaic High Yield Fund
Mosaic Government Fund

Mosaic Tax-Free Trust
Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Maryland Fund
Mosaic Tax-Free Missouri Fund
Mosaic Tax-Free Virginia Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

1655 Ft. Myer Drive, 10th floor
Arlington, Virginia  22209-3108
http://www.mosaicfunds.com